Reverse Stock Split	12 Months Ended
Aug. 31, 2019
Reverse Stock Split
Reverse Stock Split

Note 16: Reverse Stock Split

On December 17, 2019, the Company implemented a 1 for 40 reverse stock split for all common share and common share equivalents including, options, warrants, and convertible notes. All common shares and common share equivalents are presented retroactively to reflect the reverse split.